Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
18.	Subsequent Events

In accordance with the requirements of ASC Topic 855, the Company has evaluated all significant events that occurred subsequent to the consolidated balance sheet date and up to the approval of these consolidated financial statements. Except for the items disclosed below in these consolidated financial statements, there have been no other subsequent events that would require recognition or disclosure in the financial statements.

Subsequent to the reporting period, the Company completed the following transactions:

Authorized Share Increase and Redesignation

On July 10, 2026, the Company’s authorized capital was redesignated and reclassified from $50,000 divided into 200,000,000 ordinary shares of $0.00025 par value each to $25,000,000,000 divided into 90,000,000,000,000 ordinary shares of $0.00025 par value each and 10,000,000,000,000 class A shares of $0.00025 par value each by redesignating 10,000,000,000,000 ordinary shares, comprising 3,170,664 issued ordinary shares held by Lew Capital Private Limited, 270,000 issued ordinary shares held by LYC Capital Private Limited and 9,999,996,559,336 unissued ordinary shares into class A shares on a one-for-one basis.

Standby Equity Purchase Agreement

On July 30, 2026, the Company entered into a standby equity purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Investor”), pursuant to which the Investor has agreed to purchase up to an aggregate of $30,000,000 of the Company’s ordinary shares (the “Commitment Amount”) from time to time over the term of the Purchase Agreement, of which $3,000,000 (the “Pre-Paid Credit”) was pre-paid by the Investor on July 31, 2026. In consideration for the Investor’s commitment to purchase ordinary shares under the Purchase Agreement, the Company issued 750,000 ordinary shares to the Investor.

Under the terms and subject to the conditions of the Purchase Agreement, the Company has the right, but not the obligation, to sell to the Investor, and the Investor is obligated to purchase, ordinary shares in an amount of up to the Commitment Amount. The Company may, from time to time and at its sole discretion, for a period of twenty-four (24) months from the date of the Purchase Agreement, on any trading day that it selects, provided that the closing price of the ordinary shares is equal to or greater than $0.10, direct the Investor to purchase a minimum of $100,000 and up to a maximum of $3,000,000 of the Company’s ordinary shares, subject to a beneficial ownership limitation equal to 9.99% of the ordinary shares outstanding from time to time.

The Company will control the timing and amount of any sales of ordinary shares to the Investor. The purchase price of the ordinary shares that may be sold to the Investor under the Purchase Agreement will be equal to the lower of (i) $1.01 (equal to 50% of the closing price of the ordinary shares on the Nasdaq Capital Market on the date of the Purchase Agreement) and (ii) 50% of the lowest closing price of the ordinary shares on the Nasdaq Capital Market during the one hundred and eighty (180) trading days immediately preceding the applicable purchase request date, in each case subject to a floor price of $0.10 (subject to adjustment in the event of a share split, share dividend, recapitalization, reorganization or similar transaction).

The Purchase Agreement will automatically terminate on the earliest of (i) the first day of the month next following the 24-month anniversary of the date of the Purchase Agreement or (ii) the date on which the Investor shall have purchased ordinary shares equal to the Commitment Amount. The Purchase Agreement may also be terminated by mutual agreement of the parties. Neither party may assign or transfer its rights and obligations under the Purchase Agreement.

In connection with the foregoing transactions, on July 30, 2026, the Company entered into a placement agency agreement (the “Placement Agency Agreement”) with Univest Securities, LLC (the “Placement Agent”), pursuant to which the Placement Agent agreed to act as the Company’s exclusive placement agent in connection with the Purchase Agreement. Pursuant to the Placement Agency Agreement, the Placement Agent is entitled to (i) a cash fee equal to five percent (5%) of the aggregate gross proceeds received under the Purchase Agreement and (ii) reimbursement of reasonable travel and out-of-pocket expenses, including legal counsel fees and disbursements, in an amount not to exceed an aggregate of $50,000, subject to compliance with FINRA Rule 5110(f)(2)(D).

To date, the Company has issued an aggregate of 3,600,000 ordinary shares to the Investor under the Purchase Agreement for a purchase price of $1,890,000, which has been deducted from the Pre-Paid Credit.